Financial Instruments - Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of liquidity risk [line items]
Loans and financing	$ 4,026.9	$ 4,448.0	$ 91.0	$ 3,647.6
Trade accounts payable	495.2	502.3
Trade accounts payable - Supplier finance	14.8
Financial guarantees	15.8	42.6
Lease liability	63.8	64.7	$ 38.6	$ 57.6
Other liabilities	218.9	222.5
Liquidity risk [member] | Less than one year [member]
Disclosure of liquidity risk [line items]
Loans and financing	712.5	568.0
Trade accounts payable	495.2	502.3
Trade accounts payable - Supplier finance	14.8
Financial guarantees	15.8	42.6
Lease liability	11.5	10.1
Other liabilities	15.8	11.4
Total	1,265.6	1,134.4
Liquidity risk [member] | One to three years [member]
Disclosure of liquidity risk [line items]
Loans and financing	683.4	1,591.6
Financial guarantees	2.9	44.1
Lease liability	20.1	19.4
Other liabilities	164.5	56.0
Total	870.9	1,711.1
Liquidity risk [member] | Three to five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,602.4	1,666.1
Financial guarantees		36.6
Lease liability	9.9	11.9
Other liabilities	27.8	137.7
Total	1,640.1	1,852.3
Liquidity risk [member] | More than five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,843.7	1,923.8
Financial guarantees		1.9
Lease liability	22.3	23.3
Other liabilities	10.7	17.4
Total	1,876.7	1,966.4
Liquidity risk [member] | Cash flow [member]
Disclosure of liquidity risk [line items]
Loans and financing	4,842.0	5,749.5
Trade accounts payable	495.2	502.3
Trade accounts payable - Supplier finance	14.8
Financial guarantees	18.7	125.2
Lease liability	63.8	64.7
Other liabilities	218.8	222.5
Total	$ 5,653.3	$ 6,664.2